Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (Swaption Counterparty A [Member], USD $)	6 Months Ended
Jun. 30, 2013
Swaption Counterparty A [Member]
Derivative [Line Items]
Derivative, notional amount	$ 106,800,000
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb. 28, 2014
Ending date	Feb. 26, 2021